Earnings Per Share - Schedule of Reconciliations of Numerators and Denominators Used to Compute Basic and Diluted Earnings Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	2 Months Ended	3 Months Ended									12 Months Ended
	Dec. 31, 2017	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Numerator:
Net income		$ 7,145	$ 15,519	$ 7,551	$ 274	$ 1,719	$ 7,671	$ 8,045	$ (4,103)	$ (5,627)	$ 25,062		$ 5,986		$ 26,880
Less: net income attributable to non-controlling interests		$ 4,950	$ 10,292	$ 5,981	$ 204	$ 1,122	$ 2,047				$ 17,599		$ 2,047
Weighted average shares of Class A common stock outstanding:
Weighted-average shares of Class A common stock outstanding — basic		26,640,000				23,338,000					23,821,000	[1]	23,338,000	[1]
Weighted-average shares of Class A common stock outstanding — diluted		28,458,000				24,509,000					25,560,000	[1]	50,635,000	[1]
Earnings per share of Class A common stock — basic		$ 0.08	$ 0.21	$ 0.07		$ 0.03	$ 0.04				$ 0.31	[1]	$ 0.04	[1]
Earnings per share of Class A common stock — diluted		$ 0.08	0.20	0.06		$ 0.02	0.04				$ 0.29	[1]	$ 0.04	[1]
Class A Common Stock [Member]
Numerator:
Net income	$ 3,085	$ 7,145				$ 1,719					$ 25,062
Less: net income attributable to non-controlling interests	2,047	4,950				1,122					17,599
Net income attributable to Funko, Inc. — basic	1,038	2,195				597					7,463
Add: Reallocation of net income attributable to non- controlling interests from the assumed exchange of common units of FAH, LLC for Class A common stock	1,219	0				0
Net income attributable to Funko, Inc. — diluted	$ 2,257	$ 2,195				$ 597					$ 7,463
Weighted average shares of Class A common stock outstanding:
Weighted-average shares of Class A common stock outstanding — basic	23,337,705	26,639,572				23,337,705					23,821,025
Add: Dilutive common units of FAH, LLC that are convertible into Class A common stock	27,297,348	1,818,249				1,170,977					1,739,033
Weighted-average shares of Class A common stock outstanding — diluted	50,635,053	28,457,821				24,508,682					25,560,058
Earnings per share of Class A common stock — basic	$ 0.04	$ 0.08	0.21	0.07		$ 0.03	0.04				$ 0.31
Earnings per share of Class A common stock — diluted	$ 0.04	$ 0.08	$ 0.20	$ 0.06		$ 0.02	$ 0.04				$ 0.29

[1]	Basic and diluted earnings per Class A common stock is applicable only for the period after the Company’s IPO. See Note 18, Earnings Per Share.